SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Apr. 30, 2025
EBP 002
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of accounting: The accompanying financial statements have been prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.

Investment valuation and income recognition: Investments are stated at fair value. Fair value is determined based on quoted market prices as of the last business day of the Plan year. Investments in common collective trusts are valued at net asset value, which is determined using the estimated fair value of the underlying assets held by the trust.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Net appreciation (depreciation) in the fair value of investments includes realized gains and losses on investments sold during the year, as well as unrealized gains and losses on investments held at year-end.

New Accounting Pronouncements: No new accounting pronouncements adopted during the fiscal year ended April 30, 2025 had a material impact on the financial statements or the accompanying notes included in this Form 11-K.